STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Sale Of Stock 2016 Offering Disclosure [Table Text Block]
The Company allocated the total proceeds from the 2016 Offering as follows:

Investor warrants - based on fair value relative to the fair value of the “right	$1,570,000
“Right” - based on fair value relative to the fair value of the investor warrants	60,000
Common stock and placement agent warrants – residual value (par and APIC)	120,000
$1,750,000

Schedule of Share-based Compensation, Activity [Table Text Block]
The following summarizes share-based compensation expense for the years ended December 31, 2017 and 2016, which was allocated as follows:

	December 31,
	2017	2016

Research and development	$83,425	$116,327
General and administrative	187,952	226,156
	$271,377	$342,483

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s stock options for the six months ended June 30, 2018 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options Outstanding, December 31, 2017	8,058,788	$0.29
Granted	-	$-
Exercised	-	$-
Forfeited	-	$-
Options Outstanding,June 30, 2018	8,058,788	$0.29	3.4 years	$95,353
Vested and unvested but expected to vest, June 30, 2018	8,004,211	$0.29	3.4 years	$94,603
Exercisable at June 30, 2018	6,985,038	$0.28	2.8 years	$94,603

The following summarizes stock option activity for the years ended December 31, 2017 and 2016:

		Options Outstanding
	Shares available for grants	Number of shares	Exercise price range	Weighted average exercise price

December 31, 2015	1,548,029	7,131,211	$0.14 - 3.00	$0.30
Grants	(940,000)	940,000	0.64	0.64
Exercises	-	-	-	-
Forfeitures	-	-	-	-
Expirations*	-	(372,500)	0.76 - 3.00	1.23
December 31, 2016	608,029	7,698,711	$0.14 - 0.64	$0.29
Grants	(1,000,000)	1,000,000	0.28	0.28
Exercises	-	(95,608)	0.16	0.16
Forfeitures*	124,750	(167,915)	0.21 - 0.64	0.40
Expirations	376,400	(376,400)	0.27	0.27
December 31, 2017	109,179	8,058,788	$0.14 - 0.64	$0.29

Vested and expected to vest at December 31, 2017		7,945,342

Exercisable at December 31, 2017		6,358,788

[1]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following summarizes information about stock options outstanding at December 31, 2017:

	Outstanding options			Exercisable options
		Weighted-			Weighted-
		average	Weighted-		average	Weighted-
	Number of	remaining	average	Number of	remaining	average
	shares	contractual	exercise	shares	contractual	exercise
Range of exercise prices	outstanding	life (in years)	price	exercisable	life (in years)	price

$0.14 – $0.28	5,498,963	3.7	$0.20	4,592,713	2.7	$0.19
$0.36 – $0.64	2,559,825	4.4	0.48	1,766,075	4.2	0.47
	8,058,788	3.9	0.29	6,358,788	3.1	0.27

Intrinsic value of in-the-money options, using the December 31, 2017 closing price of $0.17	$38,026			$38,026

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2017	2016

Dividend yield	0.0%	0.0%
Risk-free rate of return	1.73%	1.41%
Expected life in years	5.88	4.5 - 7
Volatility	90%	87-95%
Forfeiture rate	2.6%	2.6%

Schedule Of Share Based Compensation Warrant Activity [Table Text Block]
The following table summarizes our warrant activity for 2017 and 2016:

	Warrants Outstanding
	Number of shares	Exercise price range	Weighted average exercise price

December 31, 2015	1,807,407	$ 0.15 - 0.38	$0.32
Issuances	5,404,412	0.37 - 0.51	0.50
Expirations	(1,407,407)	0.38	0.38
December 31, 2016	5,804,412	$ 0.15 - 0.51	$0.48
Exercises	(400,000)	0.15	0.15
December 31, 2017	5,404,412	$ 0.37 - 0.51	$0.50

[1]	Note: A portion of the forfeitures in 2017 and the 2016 expirations were for options issued out of the 2000 Equity Incentive Plan and therefore they are not available for reissuance.